CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME [Abstract]
Net income	$ 131,175	$ 165,712	$ 192,598
Fair value adjustments to hedging financial instruments	(19,467)	(9,858)	41,248
Fair value adjustments to hedging financial instruments in associated companies	20,074	(11,396)	15,829
Reclassification into net income of previous fair value adjustments to hedging financial instruments	1,756	14,629	0
Fair value adjustments to available for sale securities	(327)	0	0
Other comprehensive (loss)/ income	(16)	(5)	100
Other comprehensive income, net of tax	2,020	(6,630)	57,177
Comprehensive income	$ 133,195	$ 159,082	$ 249,775